Derivative Instruments (Details 2) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Derivative receivables and payables mark-to-market [Abstract]
Derivative receivables	$ 78,744	$ 80,481
Derivative payables	61,362	69,219
Interest Rate Contract [Member]
Derivative receivables and payables mark-to-market [Abstract]
Derivative receivables	31,182	32,555
Derivative payables	14,527	20,387
Credit Risk Contract [Member]
Derivative receivables and payables mark-to-market [Abstract]
Derivative receivables	8,026	7,725
Derivative payables	5,546	5,138
Foreign Exchange Contract [Member]
Derivative receivables and payables mark-to-market [Abstract]
Derivative receivables	18,333	25,858
Derivative payables	18,550	25,015
Equity Contract [Member]
Derivative receivables and payables mark-to-market [Abstract]
Derivative receivables	8,358	4,204
Derivative payables	11,453	10,450
Commodity Contract [Member]
Derivative receivables and payables mark-to-market [Abstract]
Derivative receivables	12,845	10,139
Derivative payables	$ 11,286	$ 8,229